ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2020
Accounts Receivable, Net
Accounts receivable, net, consisted of the following:

	As of September 30,
	2019	2020
	US$	US$
Accounts receivable	8,612	8,018
Less: allowance for doubtful accounts	(1,282)	(1,864)

Accounts receivable, net	7,330	6,154

Movement Of Allowance For Doubtful Accounts
Movement of allowance for doubtful accounts was as follows:

	As of September 30,
	2019	2020
	US$	US$
Balance at beginning of the year	1,342	1,282
(Reversal) provision of the allowance for doubtful accounts	(8)	499
Foreign currency adjustment	(52)	83

Balance at end of the year	1,282	1,864